Net revenues	12 Months Ended
Dec. 31, 2025
Net Revenues
Net revenues

6	Net revenues

Accounting policy

Revenues represent the amount of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenue when a performance obligation is satisfied by transferring the promised goods or service to a customer. The asset is transferred when the customer obtains control of that asset.

To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the Company has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts:

(i) the promise to provide goods to its customers; and (ii) the promise to provide freight and to contract insurance services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterm agreed upon in each of the contracts with customers.

Promise to provide freight and contracting insurance services: this performance obligation is satisfied when the freight and insurance services contracted to customers are completed.

As a result of the distinct performance obligations identified, part of the Company’s revenues is presented as revenues from services. Cost related to revenues from services is presented as Cost of sales.

Revenues from the sale of goods and from freight and contracting insurance services are recognized at a point in time when control is transferred and when contracted services are provided. It is at this point that a trade receivable is recognized because only the passage of time is required before consideration is due. The Company does not have any contract assets, which give right to consideration in exchange for goods or services that the Company has transferred to the customer, since all rights to consideration of the contracts are unconditional.

In 2025, revenues of USD 744,166 approximately 24% of the total gross revenues are derived from two main customers (2024: USD 718,272 approximately 24%; and 2023: USD 773,230 approximately 27%). These revenues are attributed to both segments, mining and smelting.

Contractual obligations are an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration from the customer (or the payment is due) but the transfer has not yet been completed. For contracts where performance obligations are satisfied over a period of time, the stage of completion is required to calculate how much revenue should be recognized to date and revenue shall be deducted from the prepayment to the extent that performance obligations are delivered. Refer to note 29 for the specific accounting policy and information related to NEXA’s contractual obligations.

Determining the transaction price and the amounts allocated to performance obligations

The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction prices included in the Company’s sales contracts are mainly based on international prices references and subject to price adjustments based on the market price at the end of the relevant quotation period stipulated in the sales contract. These are referred to as provisional pricing arrangements which are subject to a monthly price adjustment as per the London Metal Exchange (LME) quotational periods. As of December 31, 2025, the sales with pending price adjustments to be concluded at the final price were not material.

Additionally, the Company has a contractual obligation related to a long-term silver streaming arrangement linked to specific production of its Cerro Lindo mine. The Company received an upfront payment in advance of this specific production. The transaction price is linked to the silver production and spot market prices, which change over time and, therefore, it is accounted for as variable consideration. For more details about this streaming transaction see note 29.

(a)	Composition
(i)	Gross billing reconciliation

	2025	2024	2023
Gross billing	3,286,668	3,018,937	2,839,597
Billing from products	3,194,857	2,925,797	2,731,872
Billing from freight, contracting insurance services and others	91,811	93,140	107,725
Taxes on sales	(282,378)	(249,202)	(263,979)
Return of products sales	(2,235)	(3,254)	(2,385)
Net revenues	3,002,055	2,766,481	2,573,233

(ii)	Net revenues breakdown

	2025	2024	2023
Zinc	1,590,330	1,687,043	1,682,711
Lead	538,946	364,613	321,803
Copper	504,967	359,935	263,376
Silver	107,915	80,167	61,594
Other products	168,086	181,583	136,024
Freight, insurance services and others	91,811	93,140	107,725
Net revenues	3,002,055	2,766,481	2,573,233

Taxes on sales	282,378	249,202	263,979
Return of products sales	2,235	3,254	2,385
Gross billing	3,286,668	3,018,937	2,839,597

(b)	Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by geographical location and currency, are as follows:

(i)       Net revenues by geographical location

	2025	2024	2023
Peru	965,501	833,918	654,216
Brazil	654,337	601,041	559,786
United States	233,387	166,904	168,965
Singapore	208,650	234,846	229,278
Switzerland	136,132	224,292	209,312
South Korea	99,208	60,423	39,985
Chile	94,785	78,215	83,459
United Kingdom	85,203	62,589	14,815
Argentina	79,698	81,503	94,144
Luxembourg	66,523	71,285	78,474
Austria	47,390	42,758	47,919
Taiwan	39,045	30,455	26,901
Colombia	38,570	31,209	36,066
South Africa	36,462	39,446	41,350
Turkey	30,877	20,593	26,606
Germany	20,983	23,222	16,274
Belgium	19,782	9,011	19,824
Ecuador	14,515	11,088	14,554
China	13,114	7,570	65,910
France	11,989	3,395	7,129
Sweden	11,821	842	-
Japan	11,248	39,712	32,054
Netherlands	9,055	5,457	16,045
Vietnam	9,010	18,724	5,006
Other	64,770	67,983	85,161
Net revenues	3,002,055	2,766,481	2,573,233

(ii)     Net revenues by currency

	2025	2024	2023
USD	2,432,165	2,239,869	2,050,053
Brazilian Real (“BRL”)	569,890	526,612	523,180
Net revenues	3,002,055	2,766,481	2,573,233